GuideMark Small/Mid Cap Core Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Aerospace & Defense - 1.0%
AAR Corp. (a)	553	$33,888
AeroVironment, Inc. (a)	173	26,623
BWX Technologies, Inc.	453	50,460
Byrna Technologies, Inc. (a)	1,949	56,151
Curtiss-Wright Corp.	526	186,662
Ducommun, Inc. (a)	684	43,543
Hexcel Corp.	435	27,274
Huntington Ingalls Industries, Inc.	485	91,650
Kratos Defense & Security Solutions, Inc. (a)	1,025	27,040
Leonardo DRS, Inc. (a)	690	22,294
Moog, Inc. - Class A	426	83,854
Rocket Lab USA, Inc. (a)(b)	1,518	38,663
Spirit AeroSystems Holdings, Inc. - Class A - Class A (a)	589	20,073
Textron, Inc.	2,566	196,273
V2X, Inc. (a)	1,164	55,674
Woodward Governor Co.	325	54,087
		1,014,209

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	910	20,002
C.H. Robinson Worldwide, Inc.	752	77,697
GXO Logistics, Inc. (a)	991	43,108
Hub Group, Inc. - Class A	1,700	75,752
Radiant Logistics, Inc. (a)	8,035	53,834
		270,393

Automobile Components - 0.8%
Adient PLC (a)	1,357	23,381
American Axle & Manufacturing Holdings, Inc. (a)	3,589	20,924
BorgWarner, Inc.	2,580	82,018
Dorman Products, Inc. (a)	368	47,675
Fox Factory Holding Corp. (a)	381	11,533
Gentex Corp.	2,920	83,892
Goodyear Tire & Rubber Co. (a)	3,473	31,257
LCI Industries	424	43,837
Lear Corp.	513	48,581
Modine Manufacturing Co. (a)	1,213	140,623
Patrick Industries, Inc.	921	76,475
Phinia, Inc.	804	38,729
Standard Motor Products, Inc.	894	27,696
Visteon Corp. (a)	147	13,042
XPEL, Inc. (a)	1,380	55,117
		744,780

Automobiles - 0.2%
Harley-Davidson, Inc.	1,411	42,513
Rivian Automotive, Inc. - Class A (a)	3,050	40,565
Thor Industries, Inc.	722	69,103
Winnebago Industries, Inc.	674	32,204
		184,385

Banks - 5.6%
Ameris Bancorp	936	58,566
Associated Banc-Corp.	1,965	46,963
Atlantic Union Bankshares Corp.	478	18,107
Axos Financial, Inc. (a)	1,072	74,879
BancFirst Corp.	195	22,850
Bancorp, Inc. (a)	1,688	88,839
Bank of Hawaii Corp.	590	42,032
Bank of NT Butterfield & Son Ltd.	1,361	49,745
Bank OZK	1,563	69,600
Bank7 Corp.	832	38,821
BankUnited, Inc.	1,306	49,850
Bankwell Financial Group, Inc.	534	16,634
BCB Bancorp, Inc.	1,794	21,241
Berkshire Hills Bancorp, Inc.	840	23,881
BOK Financial Corp.	303	32,254
Bridgewater Bancshares, Inc. (a)	1,227	16,577
Brookline Bancorp, Inc.	2,158	25,464
Burke & Herbert Financial Services Corp.	194	12,098
Cadence Bank	1,596	54,982
Camden National Corp.	481	20,558
Capital Bancorp, Inc.	1,195	34,057
Cathay General Bancorp	1,302	61,988
Central Pacific Financial Corp.	815	23,676
City Holding Co.	340	40,283
Civista Bancshares, Inc.	933	19,630
CNB Financial Corp.	890	22,125
Coastal Financial Corp. (a)	274	23,265
Columbia Banking System, Inc.	2,756	74,440
Comerica, Inc.	2,369	146,523
Commerce Bancshares, Inc.	1,395	86,950
Community Financial System, Inc.	304	18,751
ConnectOne Bancorp, Inc.	1,094	25,064
CrossFirst Bankshares, Inc. (a)	1,271	19,256
Cullen Frost Bankers, Inc.	657	88,202
Customers Bancorp, Inc. (a)	1,692	82,367
CVB Financial Corp.	1,295	27,726
Dime Community Bancshares, Inc.	988	30,366
East West Bancorp, Inc.	2,505	239,879
Enterprise Bancorp, Inc.	417	16,488
Enterprise Financial Services Corp.	442	24,929
Esquire Financial Holdings, Inc.	421	33,469
Financial Institutions, Inc.	926	25,271
First BanCorp	5,140	95,553
First Bank	1,600	22,512
First Commonwealth Financial Corp.	1,630	27,580
First Community Bankshares, Inc.	676	28,149
First Financial Bancorp	1,047	28,143
First Financial Bankshares, Inc.	1,365	49,208
First Financial Corp.	560	25,866
First Hawaiian, Inc. (b)	1,154	29,946
First Horizon Corp.	7,152	144,041
First Interstate BancSystem, Inc. - Class A	675	21,917
First Merchants Corp.	564	22,498
Flushing Financial Corp.	1,039	14,837
FNB Corp.	4,037	59,667
Fulton Financial Corp. (b)	1,737	33,489
German American Bancorp, Inc.	571	22,966
Glacier Bancorp, Inc.	476	23,905
Hancock Whitney Corp.	1,098	60,083
Hanmi Financial Corp.	1,598	37,745
HBT Financial, Inc.	523	11,454
Heartland Financial U.S.A., Inc.	682	41,810
Hilltop Holdings, Inc.	668	19,125
Home Bancorp, Inc.	615	28,419
Home BancShares, Inc.	1,148	32,488
HomeTrust Bancshares, Inc.	706	23,778
Hope Bancorp, Inc.	3,023	37,153
Independent Bank Corp.	1,688	58,793
Independent Bank Corp.	231	14,828
International Bancshares Corp.	995	62,844
Lakeland Financial Corp.	416	28,604
Live Oak Bancshares, Inc.	592	23,414
Mercantile Bank Corp.	1,080	48,049
Metrocity Bankshares, Inc.	1,049	33,516
Metropolitan Bank Holding Corp. (a)	348	20,323
Mid Penn Bancorp, Inc.	822	23,706
Midland States Bancorp, Inc.	913	22,277
MidWestOne Financial Group, Inc.	488	14,211
Oak Valley Bancorp	1,158	33,872
OceanFirst Financial Corp.	1,196	21,648
OFG Bancorp	1,437	60,814
Old National Bancorp	2,825	61,317
Old Second Bancorp, Inc.	1,813	32,235
Origin Bancorp, Inc.	432	14,381
Orrstown Financial Services, Inc.	1,032	37,782
Park National Corp.	154	26,400
Pathward Financial, Inc.	810	59,600
Peapack-Gladstone Financial Corp.	671	21,506
Peoples Bancorp, Inc.	624	19,775
Pinnacle Financial Partners, Inc.	874	99,977
Plumas Bancorp	546	25,804
Popular, Inc.	1,070	100,644
Preferred Bank	551	47,595
Premier Financial Corp.	738	18,871
Prosperity Bancshares, Inc.	573	43,176
Provident Financial Services, Inc.	674	12,718
QCR Holdings, Inc.	586	47,255
RBB Bancorp	1,313	26,903
Renasant Corp. (b)	768	27,456
Republic Bancorp, Inc. - Class A	435	30,393
S&T Bancorp, Inc.	548	20,945
Sandy Spring Bancorp, Inc.	695	23,428
ServisFirst Bancshares, Inc.	985	83,469
Simmons First National Corp. - Class A	1,631	36,176
South Plains Financial, Inc.	1,398	48,580
Southern Missouri Bancorp, Inc.	411	23,579
Southside Bancshares, Inc.	547	17,373
SouthState Corp.	802	79,783
Stock Yards Bancorp, Inc.	322	23,058
Synovus Financial Corp.	2,108	107,993
Texas Capital Bancshares, Inc. (a)	338	26,432
Third Coast Bancshares, Inc. (a)	1,172	39,789
Triumph Financial, Inc. (a)	340	30,899
Trustmark Corp.	507	17,933
UMB Financial Corp.	781	88,144
United Bankshares, Inc.	866	32,518
Univest Financial Corp.	1,050	30,985
Valley National Bancorp (b)	3,943	35,724
Veritex Holdings, Inc.	909	24,688
WaFd, Inc.	595	19,183
Washington Trust Bancorp, Inc.	527	16,521
Webster Financial Corp.	1,620	89,456
WesBanco, Inc.	600	19,524
Westamerica BanCorp	679	35,620
Western Alliance Bancorp	2,094	174,933
Wintrust Financial Corp.	1,037	129,324
WSFS Financial Corp.	448	23,802
Zions Bancorp NA	2,598	140,942
		5,552,466

Beverages - 0.5%
Boston Beer Co., Inc. - Class A (a)	171	51,297
Celsius Holdings, Inc. (a)(b)	2,070	54,524
Coca-Cola Consolidated, Inc.	184	231,838
National Beverage Corp.	1,321	56,367
Primo Brands Corp.	3,800	116,926
		510,952

Biotechnology - 3.4%
ACADIA Pharmaceuticals, Inc. (a)	5,478	100,521
ADMA Biologics, Inc. (a)	2,095	35,929
Aduro Biotech, Inc. (a)(c)	1,181	0
Akebia Therapeutics, Inc. (a)	27,924	53,056
Alkermes PLC (a)	5,802	166,866
Amicus Therapeutics, Inc. (a)	2,504	23,588
Anika Therapeutics, Inc. (a)	1,594	26,237
Arcellx, Inc. (a)	229	17,562
Avidity Biosciences, Inc. (a)	448	13,028
Avita Medical, Inc. (a)	3,347	42,842
BioCryst Pharmaceuticals, Inc. (a)	5,551	41,744
Biohaven Ltd. (a)	532	19,870
Blueprint Medicines Corp. (a)	237	20,671
CareDx, Inc. (a)	4,991	106,857
Catalyst Pharmaceuticals, Inc. (a)	10,217	213,229
Crinetics Pharmaceuticals, Inc. (a)	402	20,554
Dyne Therapeutics, Inc. (a)	522	12,298
Entrada Therapeutics, Inc. (a)	2,206	38,142
Exact Sciences Corp. (a)	1,576	88,555
Exelixis, Inc. (a)	8,793	292,807
Fennec Pharmaceuticals, Inc. (a)	7,813	49,378
Halozyme Therapeutics, Inc. (a)	934	44,655
Insmed, Inc. (a)	724	49,985
Ironwood Pharmaceuticals, Inc. (a)	14,157	62,716
Kiniksa Pharmaceuticals International PLC (a)	1,118	22,114
Krystal Biotech, Inc. (a)	167	26,162
Kymera Therapeutics, Inc. (a)	394	15,851
MacroGenics, Inc. (a)	6,156	20,007
Madrigal Pharmaceuticals, Inc. (a)(b)	66	20,366
MiMedx Group, Inc. (a)	12,644	121,635
Myriad Genetics, Inc. (a)	1,419	19,454
Natera, Inc. (a)	1,261	199,616
Neurocrine Biosciences, Inc. (a)	921	125,717
Nuvalent, Inc. - Class A (a)	193	15,108
Organogenesis Holdings, Inc. (a)	38,941	124,611
Protagonist Therapeutics, Inc. (a)	1,083	41,804
PTC Therapeutics, Inc. (a)	1,676	75,655
Puma Biotechnology, Inc. (a)	43,280	132,004
Radius Health, Inc. CVR (a)(c)	6,802	544
REVOLUTION Medicines, Inc. (a)	715	31,274
Rhythm Pharmaceuticals, Inc. (a)	386	21,608
Roivant Sciences Ltd. (a)	2,110	24,961
Sarepta Therapeutics, Inc. (a)	924	112,349
TG Therapeutics, Inc. (a)	2,291	68,959
Twist Bioscience Corp. (a)	378	17,566
United Therapeutics Corp. (a)	891	314,380
Vanda Pharmaceuticals, Inc. (a)	9,040	43,302
Vaxcyte, Inc. (a)	588	48,134
Vericel Corp. (a)(b)	2,457	134,914
Viking Therapeutics, Inc. (a)	864	34,767
Voyager Therapeutics, Inc. (a)	3,338	18,926
Y-mAbs Therapeutics, Inc. (a)	4,799	37,576
		3,410,454

Broadline Retail - 0.6%
Dillard's, Inc. - Class A	390	168,379
Etsy, Inc. (a)	1,136	60,083
Groupon, Inc. (a)	2,390	29,039
Kohl's Corp. (b)	3,787	53,169
Macy's, Inc.	8,172	138,352
Nordstrom, Inc.	3,259	78,705
Ollie's Bargain Outlet Holdings, Inc. (a)	739	81,090
Savers Value Village, Inc. (a)	2,243	22,991
		631,808

Building Products - 2.5%
A O Smith Corp.	2,043	139,353
AAON, Inc.	907	106,736
Advanced Drainage Systems, Inc.	1,137	131,437
Allegion PLC	1,101	143,879
American Woodmark Corp. (a)	936	74,440
Apogee Enterprises, Inc.	1,381	98,617
Armstrong World Industries, Inc.	382	53,988
AZEK Co., Inc. (a)	686	32,564
AZZ, Inc.	873	71,516
CSW Industrials, Inc.	224	79,027
Fortune Brands Innovations, Inc.	2,177	148,754
Gibraltar Industries, Inc. (a)	867	51,066
Griffon Corp.	1,583	112,820
Hayward Holdings, Inc. (a)	1,750	26,758
Janus International Group, Inc. (a)	2,042	15,009
JELD-WEN Holding, Inc. (a)	2,275	18,632
Lennox International, Inc. (b)	473	288,199
Masterbrand, Inc. (a)	2,034	29,717
Owens Corning, Inc.	1,547	263,485
Quanex Building Products Corp.	2,745	66,539
Resideo Technologies, Inc. (a)	2,869	66,131
Simpson Manufacturing Co., Inc.	683	113,262
Trex Co., Inc. (a)	1,851	127,775
UFP Industries, Inc.	1,668	187,900
Zurn Elkay Water Solutions Corp.	689	25,700
		2,473,304

Capital Markets - 3.6%
Affiliated Managers Group, Inc.	895	165,503
Artisan Partners Asset Management, Inc. - Class A	1,629	70,128
BGC Group, Inc. - Class A	3,186	28,865
Carlyle Group, Inc.	1,785	90,125
Cohen & Steers, Inc. (b)	1,025	94,648
Diamond Hill Investment Group, Inc.	334	51,803
Donnelley Financial Solutions, Inc. (a)	1,821	114,231
Evercore, Inc. - Class A	866	240,046
FactSet Research Systems, Inc.	521	250,226
Hamilton Lane, Inc. - Class A (b)	859	127,175
Houlihan Lokey, Inc.	1,127	195,715
Invesco Ltd.	3,468	60,621
Janus Henderson Group PLC	2,781	118,276
Jefferies Financial Group, Inc.	3,144	246,490
Lazard, Inc.	673	34,646
MarketAxess Holdings, Inc.	474	107,143
Moelis & Co. - Class A	861	63,611
Morningstar, Inc.	268	90,252
Piper Sandler Cos.	280	83,986
PJT Partners, Inc. - Class A	1,011	159,546
Robinhood Markets, Inc. - Class A (a)	7,321	272,780
SEI Investments Co.	1,754	144,670
Silvercrest Asset Management Group, Inc. - Class A	1,047	19,254
StepStone Group, Inc. - Class A	810	46,883
Stifel Financial Corp.	2,110	223,829
StoneX Group, Inc. (a)	1,242	121,679
TPG, Inc.	926	58,190
Victory Capital Holdings, Inc. - Class A	389	25,464
Virtu Financial, Inc. - Class A	3,300	117,744
Virtus Investment Partners, Inc.	293	64,630
WisdomTree, Inc.	5,681	59,650
XP, Inc. - Class A	2,169	25,703
		3,573,512

Chemicals - 1.1%
AdvanSix, Inc.	586	16,695
Ashland, Inc.	201	14,364
Avient Corp.	389	15,895
Axalta Coating Systems, Ltd. (a)	2,211	75,660
Balchem Corp.	120	19,559
Cabot Corp.	668	60,995
Core Molding Technologies, Inc. (a)	1,188	19,650
Element Solutions, Inc.	3,196	81,274
FMC Corp.	405	19,687
H.B. Fuller Co.	580	39,138
Hawkins, Inc.	948	116,291
Huntsman Corp.	751	13,541
Innospec, Inc.	464	51,068
Koppers Holdings, Inc.	1,084	35,122
Minerals Technologies, Inc.	460	35,057
Mosaic Co.	2,022	49,701
NewMarket Corp.	81	42,796
Olin Corp.	1,904	64,355
Orion SA	746	11,779
Perimeter Solutions, Inc. (a)	1,613	20,614
RPM International, Inc.	1,873	230,491
Valhi, Inc.	612	14,315
		1,048,047

Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	1,020	52,204
ACCO Brands Corp.	4,135	21,709
ACV Auctions, Inc. - Class A (a)	1,161	25,078
BrightView Holdings, Inc. (a)	3,125	49,969
Brink's Co.	720	66,794
Casella Waste Systems, Inc. - Class A (a)	255	26,982
Cimpress PLC (a)	1,217	87,283
Clean Harbors, Inc. (a)	670	154,194
Deluxe Corp.	2,045	46,197
HNI Corp.	2,111	106,331
Interface, Inc.	3,635	88,512
Liquidity Services, Inc. (a)	1,558	50,308
Matthews International Corp. - Class A	1,233	34,129
MillerKnoll, Inc.	2,624	59,276
MSA Safety, Inc.	476	78,906
NL Industries, Inc.	3,927	30,513
Steelcase, Inc. - Class A	3,670	43,379
Tetra Tech, Inc.	1,230	49,003
UniFirst Corp.	213	36,442
Vestis Corp.	1,133	17,267
Virco Mfg. Corp.	2,592	26,568
VSE Corp.	453	43,080
		1,194,124

Communications Equipment - 1.2%
Aviat Networks, Inc. (a)	922	16,697
Calix, Inc. (a)	1,989	69,356
Ciena Corp. (a)	1,723	146,128
Digi International, Inc. (a)	1,468	44,378
Extreme Networks, Inc. (a)	6,705	112,242
F5, Inc. (a)	996	250,464
Harmonic, Inc. (a)	3,420	45,246
Infinera Corp. (a)	4,509	29,624
Juniper Networks, Inc.	5,564	208,372
Lumentum Holdings, Inc. (a)	240	20,148
NETGEAR, Inc. (a)	1,293	36,036
NetScout Systems, Inc. (a)	1,332	28,851
Ribbon Communications, Inc. (a)	14,036	58,390
Ubiquiti, Inc.	189	62,735
Viavi Solutions, Inc. (a)	2,605	26,310
		1,154,977

Construction & Engineering - 2.3%
AECOM	1,506	160,871
API Group Corp. (a)	3,348	120,427
Arcosa, Inc.	718	69,459
Argan, Inc.	144	19,734
Bowman Consulting Group Ltd. (a)	1,209	30,164
Comfort Systems USA, Inc.	593	251,468
Concrete Pumping Holdings, Inc. (a)	2,539	16,910
Construction Partners, Inc. - Class A (a)	345	30,519
Dycom Industries, Inc. (a)	210	36,553
EMCOR Group, Inc.	955	433,474
Everus Construction Group, Inc. (a)	188	12,361
Fluor Corp. (a)	1,310	64,609
Granite Construction, Inc.	629	55,170
IES Holdings, Inc. (a)	1,022	205,381
MasTec, Inc. (a)	722	98,293
MDU Resources Group, Inc.	2,621	47,230
MYR Group, Inc. (a)	262	38,978
Northwest Pipe Co. (a)	1,083	52,266
Primoris Services Corp.	1,601	122,316
Sterling Infrastructure, Inc. (a)	824	138,803
Tutor Perini Corp. (a)	5,099	123,396
Valmont Industries, Inc.	379	116,228
WillScot Holdings Corp. (a)	1,689	56,497
		2,301,107

Construction Materials - 0.4%
Eagle Materials, Inc.	526	129,796
Knife River Corp. (a)	596	60,577
Summit Materials, Inc. - Class A (a)	1,631	82,529
United States Lime & Minerals, Inc.	675	89,599
		362,501

Consumer Finance - 1.7%
Ally Financial, Inc.	3,264	117,537
Atlanticus Holdings Corp. (a)	2,036	113,568
Bread Financial Holdings, Inc.	1,847	112,778
Consumer Portfolio Services, Inc. (a)	3,704	40,225
Credit Acceptance Corp. (a)	185	86,850
Enova International, Inc. (a)	2,264	217,072
FirstCash Holdings, Inc.	501	51,903
LendingClub Corp. (a)	3,767	60,988
Medallion Financial Corp.	2,302	21,616
Navient Corp.	4,676	62,144
Nelnet, Inc. - Class A	475	50,735
OneMain Holdings, Inc.	3,056	159,309
OppFi, Inc.	12,418	95,122
PROG Holdings, Inc.	2,126	89,845
Regional Management Corp.	1,540	52,329
SLM Corp. (b)	6,455	178,029
SoFi Technologies, Inc. (a)	8,629	132,887
Upstart Holdings, Inc. (a)	454	27,953
		1,670,890

Consumer Staples Distribution & Retail - 2.4%
Albertsons Cos., Inc. - Class A	5,285	103,797
Andersons, Inc.	1,011	40,966
BJ's Wholesale Club Holdings, Inc. (a)	2,977	265,995
Casey's General Stores, Inc.	826	327,286
Chefs' Warehouse, Inc. (a)	1,091	53,808
Grocery Outlet Holding Corp. (a)	1,608	25,101
HF Foods Group, Inc. (a)	4,122	13,232
Ingles Markets, Inc. - Class A	1,257	81,001
Maplebear, Inc. (a)	1,083	44,858
Natural Grocers by Vitamin Cottage, Inc.	3,381	134,293
Performance Food Group Co. (a)	3,422	289,330
PriceSmart, Inc.	513	47,283
SpartanNash Co.	3,427	62,783
Sprouts Farmers Market, Inc. (a)	2,507	318,564
United Natural Foods, Inc. (a)	3,654	99,791
US Foods Holding Corp. (a)	4,393	296,352
Village Super Market, Inc. - Class A	2,516	80,235
Weis Markets, Inc.	1,221	82,686
		2,367,361

Containers & Packaging - 1.1%
AptarGroup, Inc.	456	71,638
Ardagh Group SA (a)(c)	1,281	0
Avery Dennison Corp.	1,106	206,966
Berry Global Group, Inc.	1,520	98,298
Crown Holdings, Inc.	554	45,810
Graphic Packaging Holding Co.	3,057	83,028
Greif, Inc. - Class A	696	42,539
Greif, Inc. - Class B	436	29,583
Myers Industries, Inc.	2,215	24,454
Packaging Corp. of America	1,112	250,345
Silgan Holdings, Inc.	890	46,324
Smurfit WestRock PLC	3,494	188,187
Sonoco Products Co.	706	34,488
TriMas Corp.	489	12,024
		1,133,684

Distributors - 0.2%
Pool Corp.	540	184,107
Weyco Group, Inc.	1,087	40,817
		224,924

Diversified Consumer Services - 1.8%
ADT, Inc.	6,829	47,188
Adtalem Global Education, Inc. (a)	1,613	146,541
American Public Education, Inc. (a)	3,183	68,657
Bright Horizons Family Solutions, Inc. (a)	231	25,606
Carriage Services, Inc.	1,047	41,723
Chegg, Inc. (a)	22,487	36,204
Duolingo, Inc. (a)	207	67,116
Frontdoor, Inc. (a)	2,598	142,033
Graham Holdings Co. - Class B	112	97,655
Grand Canyon Education, Inc. (a)	840	137,592
H&R Block, Inc.	3,807	201,162
Laureate Education, Inc. (a)	1,486	27,179
Lincoln Educational Services Corp. (a)	6,026	95,331
Nerdy, Inc. (a)	21,216	34,370
Perdoceo Education Corp.	7,924	209,748
Service Corp. International/US	606	48,371
Strategic Education, Inc.	342	31,950
Stride, Inc. (a)(b)	2,317	240,806
Udemy, Inc. (a)	4,685	38,558
Universal Technical Institute, Inc. (a)	1,152	29,618
		1,767,408

Diversified Financial Services - 0.0%(d)
GCI Liberty Inc SR Escrow (a)(c)	593	536

Diversified Telecommunication Services - 0.3%
AST SpaceMobile, Inc. (a)(b)	852	17,977
Frontier Communications Parent, Inc. (a)	1,173	40,703
IDT Corp. - Class B	3,283	156,008
Liberty Latin America Ltd. - Class A - Class A (a)	4,323	27,495
Liberty Latin America Ltd. - Class C - Class C (a)	3,777	23,946
Lumen Technologies, Inc. (a)	6,467	34,340
		300,469

Electric Utilities - 0.6%
ALLETE, Inc.	583	37,778
Genie Energy Ltd. - Class B	3,679	57,356
Hawaiian Electric Industries, Inc. (a)	5,788	56,317
IDACORP, Inc.	183	19,998
MGE Energy, Inc.	214	20,108
NRG Energy, Inc.	2,640	238,181
OGE Energy Corp.	764	31,515
Otter Tail Corp.	194	14,325
Pinnacle West Capital Corp.	568	48,149
PNM Resources, Inc.	419	20,602
Portland General Electric Co.	456	19,891
		564,220

Electrical Equipment - 1.3%
Acuity Brands, Inc.	856	250,063
Allient, Inc.	1,116	27,096
Array Technologies, Inc. (a)	1,857	11,216
Atkore, Inc.	1,142	95,300
EnerSys	734	67,844
Enovix Corp. (a)(b)	1,477	16,055
Generac Holdings, Inc. (a)	365	56,593
LSI Industries, Inc.	4,811	93,430
NEXTracker, Inc. - Class A (a)(b)	688	25,133
nVent Electric PLC	2,018	137,547
Powell Industries, Inc.	451	99,964
Preformed Line Products Co.	838	107,088
Regal Rexnord Corp.	849	131,705
Sensata Technologies Holding PLC	1,250	34,250
Thermon Group Holdings, Inc. (a)	2,001	57,569
Vicor Corp. (a)	849	41,024
		1,251,877

Electronic Equipment, Instruments & Components - 2.0%
Arlo Technologies, Inc. (a)	3,654	40,888
Arrow Electronics, Inc. (a)	844	95,473
Avnet, Inc.	1,446	75,655
Badger Meter, Inc.	525	111,363
Belden, Inc.	1,016	114,412
Benchmark Electronics, Inc.	1,066	48,396
Cognex Corp.	1,175	42,136
Coherent Corp. (a)	1,329	125,896
Crane NXT Co. (b)	530	30,857
CTS Corp.	365	19,246
ePlus, Inc. (a)	896	66,196
Fabrinet (a)	284	62,446
FARO Technologies, Inc. (a)	694	17,600
Insight Enterprises, Inc. (a)	582	88,522
Itron, Inc. (a)	409	44,409
Jabil, Inc.	1,415	203,619
Knowles Corp. (a)	2,685	53,512
Littelfuse, Inc.	216	50,900
Napco Security Technologies, Inc.	2,553	90,785
Novanta, Inc. (a)	325	49,650
OSI Systems, Inc. (a)	231	38,676
PC Connection, Inc.	1,217	84,302
Plexus Corp. (a)	272	42,563
Sanmina Corp. (a)	883	66,817
ScanSource, Inc. (a)	1,282	60,831
TD SYNNEX Corp.	807	94,645
TTM Technologies, Inc. (a)	2,736	67,716
Vontier Corp.	2,979	108,644
		1,996,155

Energy Equipment & Services - 0.9%
Archrock, Inc.	2,606	64,863
Cactus, Inc. - Class A - Class A	342	19,959
ChampionX Corp.	2,060	56,011
Helix Energy Solutions Group, Inc. (a)	6,932	64,606
Helmerich & Payne, Inc.	736	23,567
Liberty Energy, Inc.	3,150	62,654
Nabors Industries Ltd. (a)	346	19,781
Newpark Resources, Inc. (a)	7,381	56,612
Noble Corp. PLC	990	31,086
NOV, Inc.	1,001	14,615
Oceaneering International, Inc. (a)	1,668	43,502
Oil States International, Inc. (a)	4,821	24,394
Patterson-UTI Energy, Inc.	3,092	25,540
ProPetro Holding Corp. (a)	4,112	38,365
RPC, Inc.	5,324	31,625
Seadrill Ltd. (a)	368	14,326
TechnipFMC PLC	4,446	128,667
TETRA Technologies, Inc. (a)	9,166	32,814
Tidewater, Inc. (a)	440	24,072
Valaris Ltd. (a)	597	26,411
Weatherford International PLC	822	58,880
		862,350

Entertainment - 0.4%
Cinemark Holdings, Inc. (a)(b)	713	22,089
Liberty Media Corp.-Liberty Live - Class C (a)	294	20,010
LiveOne, Inc. (a)	12,508	18,387
Madison Square Garden Sports Corp. (a)	88	19,860
Marcus Corp.	2,888	62,092
Playstudios, Inc. (a)	19,324	35,942
Playtika Holding Corp.	5,451	37,830
Roku, Inc. (a)	679	50,477
TKO Group Holdings, Inc. (a)	550	78,160
Vivid Seats, Inc. - Class A (a)	3,235	14,978
		359,825

Financial Services - 2.8%
Affirm Holdings, Inc. (a)	1,067	64,980
Alerus Financial Corp.	1,052	20,240
Banco Latinoamericano de Comercio Exterior SA	2,010	71,496
Cass Information Systems, Inc.	866	35,428
Corebridge Financial, Inc.	3,703	110,831
Enact Holdings, Inc.	1,805	58,446
Equitable Holdings, Inc.	2,746	129,529
Essent Group Ltd.	2,098	114,215
Euronet Worldwide, Inc. (a)	826	84,946
EVERTEC, Inc.	1,334	46,063
Federal Agricultural Mortgage Corp. - Class C	586	115,413
International Money Express, Inc. (a)	2,102	43,785
Jack Henry & Associates, Inc. (b)	1,025	179,682
Jackson Financial, Inc. - Class A	1,038	90,389
Merchants Bancorp	2,008	73,232
MGIC Investment Corp.	7,781	184,487
Mr Cooper Group, Inc. (a)	2,350	225,623
NCR Atleos Corp. (a)	1,734	58,817
NMI Holdings, Inc. - Class A (a)	2,749	101,053
Pagseguro Digital Ltd. - Class A (a)	3,200	20,032
Payoneer Global, Inc. (a)	2,005	20,130
Paysign, Inc. (a)	7,030	21,231
PennyMac Financial Services, Inc.	780	79,669
Radian Group, Inc.	4,194	133,034
Sezzle, Inc. (a)	312	79,810
Shift4 Payments, Inc. - Class A (a)(b)	608	63,098
StoneCo Ltd. - Class A (a)	5,949	47,414
Toast, Inc. - Class A (a)	4,322	157,537
Velocity Financial, Inc. (a)	2,069	40,470
Voya Financial, Inc.	2,295	157,965
Waterstone Financial, Inc.	1,034	13,897
Western Union Co.	8,335	88,351
WEX, Inc. (a)	422	73,985
		2,805,278

Food Products - 1.0%
Cal-Maine Foods, Inc.	1,132	116,505
Darling International, Inc. (a)(b)	1,901	64,045
Flowers Foods, Inc.	3,981	82,248
Fresh Del Monte Produce, Inc.	1,579	52,439
Freshpet, Inc. (a)	267	39,545
Ingredion, Inc.	813	111,836
J&J Snack Foods Corp.	160	24,821
John B. Sanfilippo & Son, Inc.	383	33,363
Lancaster Colony Corp.	231	39,995
Lifeway Foods, Inc. (a)	2,258	55,998
Mama's Creations, Inc. (a)	4,285	34,109
Pilgrim's Pride Corp. (a)	938	42,576
Post Holdings, Inc. (a)	749	85,731
Seaboard Corp.	8	19,437
Simply Good Foods Co. (a)	929	36,212
TreeHouse Foods, Inc. (a)	488	17,143
Vital Farms, Inc. (a)(b)	2,978	112,241
WK Kellogg Co.	1,133	20,383
		988,627

Gas Utilities - 0.3%
Brookfield Infrastructure Corp. - Class A	1,662	66,497
National Fuel Gas Co. (b)	341	20,692
New Jersey Resources Corp.	438	20,433
ONE Gas, Inc.	297	20,567
Southwest Gas Holdings, Inc.	1,133	80,114
UGI Corp.	2,527	71,337
		279,640

Ground Transportation - 0.6%
ArcBest Corp.	510	47,593
Knight-Swift Transportation Holdings, Inc.	877	46,516
Landstar System, Inc.	856	147,112
Lyft, Inc. - Class A (a)	3,994	51,523
RXO, Inc. (a)	548	13,064
Ryder System, Inc.	507	79,528
Saia, Inc. (a)(b)	238	108,464
XPO, Inc. (a)	870	114,101
		607,901

Health Care Equipment & Supplies - 2.4%
Alphatec Holdings, Inc. (a)	3,514	32,259
AngioDynamics, Inc. (a)	4,290	39,296
AtriCure, Inc. (a)	1,353	41,348
Avanos Medical, Inc. (a)	1,771	28,194
Cerus Corp. (a)	24,366	37,524
CONMED Corp.	285	19,505
Dentsply Sirona, Inc.	2,531	48,038
Embecta Corp.	3,004	62,033
Envista Holdings Corp. (a)	2,866	55,285
Glaukos Corp. (a)	340	50,980
Globus Medical, Inc. - Class A (a)	549	45,408
Haemonetics Corp. (a)	626	48,878
ICU Medical, Inc. (a)	242	37,551
Inari Medical, Inc. (a)	989	50,488
Inmode Ltd. (a)	2,669	44,572
Inogen, Inc. (a)	3,347	30,692
Inspire Medical Systems, Inc. (a)	477	88,426
Integer Holdings Corp. (a)	386	51,153
Integra LifeSciences Holdings Corp. (a)	1,044	23,678
iRadimed Corp.	1,234	67,870
iRhythm Technologies, Inc. (a)	580	52,299
Lantheus Holdings, Inc. (a)	1,267	113,346
LeMaitre Vascular, Inc.	1,118	103,013
LivaNova PLC (a)	512	23,711
Masimo Corp. (a)	591	97,692
Merit Medical Systems, Inc. (a)	534	51,648
Novocure Ltd. (a)	1,415	42,167
Omnicell, Inc. (a)	1,461	65,044
OraSure Technologies, Inc. (a)	9,244	33,371
Orthofix Medical, Inc. (a)	3,139	54,807
Penumbra, Inc. (a)	474	112,566
PROCEPT BioRobotics Corp. (a)	299	24,075
RxSight, Inc. (a)	489	16,812
Sanara Medtech, Inc. (a)	1,710	56,772
Semler Scientific, Inc. (a)	1,764	95,256
SI-BONE, Inc. (a)	2,829	39,663
STAAR Surgical Co. (a)	1,258	30,557
SurModics, Inc. (a)	1,118	44,273
Tactile Systems Technology, Inc. (a)	7,025	120,338
Tandem Diabetes Care, Inc. (a)	1,260	45,385
Teleflex, Inc.	189	33,638
UFP Technologies, Inc. (a)	187	45,723
Varex Imaging Corp. (a)	2,541	37,073
Zimvie, Inc. (a)	4,647	64,826
Zynex, Inc. (a)	6,439	51,576
		2,358,809

Health Care Providers & Services - 2.5%
AdaptHealth Corp. (a)	2,968	28,255
Addus HomeCare Corp. (a)	539	67,564
AirSculpt Technologies, Inc. (a)(b)	6,568	34,088
Amedisys, Inc. (a)	846	76,808
AMN Healthcare Services, Inc. (a)	1,804	43,152
Astrana Health, Inc. (a)	359	11,319
Chemed Corp.	258	136,688
Concentra Group Holdings Parent, Inc.	692	13,688
CorVel Corp. (a)	1,068	118,826
Cross Country Healthcare, Inc. (a)	5,938	107,834
DaVita, Inc. (a)	1,089	162,860
DocGo, Inc. (a)	4,646	19,699
Encompass Health Corp.	804	74,249
Enhabit, Inc. (a)	6,067	47,383
HealthEquity, Inc. (a)	553	53,060
Henry Schein, Inc. (a)	2,802	193,898
Hims & Hers Health, Inc. (a)(b)	864	20,892
InfuSystem Holdings, Inc. (a)	5,288	44,684
Innovage Holding Corp. (a)	6,601	25,942
Joint Corp. (a)(b)	4,771	50,716
National HealthCare Corp.	707	76,045
National Research Corp.	2,032	35,845
OPKO Health, Inc. (a)	13,314	19,572
Option Care Health, Inc. (a)	2,397	55,610
Owens & Minor, Inc. (a)	5,565	72,735
Patterson Cos., Inc. (b)	2,306	71,163
Pediatrix Medical Group, Inc. (a)	5,087	66,742
Pennant Group, Inc. (a)	1,057	28,032
Premier, Inc. - Class A	1,671	35,425
Progyny, Inc. (a)	1,357	23,408
RadNet, Inc. (a)	591	41,276
Select Medical Holdings Corp.	1,778	33,515
Surgery Partners, Inc. (a)	926	19,603
Talkspace, Inc. (a)	13,223	40,859
Tenet Healthcare Corp. (a)	1,554	196,161
The Ensign Group, Inc.	692	91,939
Universal Health Services, Inc. - Class B	908	162,913
Viemed Healthcare, Inc. (a)	8,412	67,464
		2,469,912

Health Care Technology - 0.2%
Doximity, Inc. - Class A (a)	381	20,341
Evolent Health, Inc. - Class A - Class A (a)	2,437	27,416
HealthStream, Inc.	1,338	42,548
LifeMD, Inc. (a)	5,445	26,953
Phreesia, Inc. (a)	2,249	56,585
Teladoc Health, Inc. (a)	7,729	70,257
		244,100

Hotels, Restaurants & Leisure - 2.1%
Aramark	2,037	76,001
Biglari Holdings, Inc. - Class B (a)	327	83,153
BJ's Restaurants, Inc. (a)	731	25,684
Boyd Gaming Corp.	1,258	91,255
Brinker International, Inc. (a)	1,010	133,613
Caesars Entertainment, Inc. (a)	1,574	52,603
Cava Group, Inc. (a)	395	44,556
Choice Hotels International, Inc. (b)	274	38,903
Churchill Downs, Inc.	209	27,910
Dine Brands Global, Inc.	671	20,197
Dutch Bros, Inc. - Class A (a)	569	29,804
El Pollo Loco Holdings, Inc. (a)	2,515	29,023
Everi Holdings, Inc. (a)	2,832	38,260
Golden Entertainment, Inc.	429	13,556
Hilton Grand Vacations, Inc. (a)	1,145	44,598
Hyatt Hotels Corp. - Class A (b)	579	90,891
Inspired Entertainment, Inc. (a)	4,266	38,607
International Game Technology PLC	3,100	54,746
Light & Wonder, Inc. (a)	1,433	123,783
Marriott Vacations Worldwide Corp.	455	40,859
Nathan's Famous, Inc.	681	53,533
Norwegian Cruise Line Holdings, Ltd. (a)	1,637	42,120
Papa John's International, Inc.	858	35,238
Penn Entertainment, Inc. (a)	2,241	44,417
Planet Fitness, Inc. - Class A (a)	461	45,579
PlayAGS, Inc. (a)	3,399	39,190
Potbelly Corp. (a)	3,546	33,403
RCI Hospitality Holdings, Inc.	466	26,781
Red Rock Resorts, Inc. - Class A	710	32,830
Rush Street Interactive, Inc. (a)	3,914	53,700
Shake Shack, Inc. - Class A (a)	185	24,013
Sweetgreen, Inc. - Class A (a)(b)	631	20,230
Target Hospitality Corp. (a)	8,027	77,581
Texas Roadhouse, Inc.	563	101,582
Travel + Leisure Co.	790	39,856
United Parks & Resorts, Inc. (a)	777	43,660
Wingstop, Inc.	614	174,499
Wyndham Hotels & Resorts, Inc.	202	20,360
Wynn Resorts Ltd.	558	48,077
		2,054,651

Household Durables - 2.1%
Cavco Industries, Inc. (a)	285	127,176
Champion Homes, Inc. (a)	1,396	122,988
Cricut, Inc. - Class A	2,995	17,071
Ethan Allen Interiors, Inc.	2,485	69,853
GoPro, Inc. - Class A (a)	19,636	21,403
Green Brick Partners, Inc. (a)	2,156	121,792
Helen of Troy, Ltd. (a)	358	21,419
Hovnanian Enterprises, Inc. - Class A (a)	444	59,416
Installed Building Products, Inc. (b)	635	111,284
KB Home	1,178	77,418
Landsea Homes Corp. (a)	2,873	24,392
La-Z-Boy, Inc.	2,098	91,410
Lovesac Co. (a)(b)	2,179	51,555
M/I Homes, Inc. (a)	840	111,678
Meritage Homes Corp.	186	28,610
Mohawk Industries, Inc. (a)	686	81,723
Purple Innovation, Inc. (a)	12,799	9,983
SharkNinja, Inc. (a)	360	35,050
Sonos, Inc. (a)	3,326	50,023
Taylor Morrison Home Corp. (a)	1,544	94,508
Tempur Sealy International, Inc.	3,415	193,596
Toll Brothers, Inc.	1,789	225,325
TopBuild Corp. (a)	528	164,388
Tri Pointe Homes, Inc. (a)	3,387	122,813
Worthington Enterprises, Inc.	570	22,863
		2,057,737

Household Products - 0.2%
Central Garden & Pet Co. (a)	537	20,836
Central Garden & Pet Co. - Class A - Class A (a)	1,246	41,180
Energizer Holdings, Inc.	597	20,829
Spectrum Brands Holdings, Inc.	245	20,700
WD-40 Co.	438	106,294
		209,839

Independent Power and Renewable Electricity Producers - 0.0%(d)
Brookfield Renewable Corp.	490	13,554
Clearway Energy, Inc. - Class A	803	19,633
Clearway Energy, Inc. - Class C (b)	608	15,808
		48,995

Insurance - 3.7%
American Coastal Insurance Corp.	2,559	34,444
American Financial Group, Inc.	1,296	177,461
AMERISAFE, Inc.	619	31,903
Assurant, Inc.	653	139,233
Assured Guaranty, Ltd.	1,300	117,013
Axis Capital Holdings Ltd.	1,392	123,359
Baldwin Insurance Group, Inc. - Class A (a)	413	16,008
CNO Financial Group, Inc.	2,995	111,444
Donegal Group, Inc. - Class A	2,200	34,034
Employers Holdings, Inc.	662	33,914
Enstar Group Ltd. (a)	170	54,748
Everest Group Ltd.	667	241,761
First American Financial Corp.	1,488	92,911
Genworth Financial, Inc. - Class A (a)	11,950	83,530
Globe Life, Inc.	1,448	161,481
Goosehead Insurance, Inc. - Class A (a)	435	46,641
Greenlight Capital Re Ltd. - Class A (a)	3,853	53,942
HCI Group, Inc.	301	35,076
Horace Mann Educators Corp.	402	15,770
Investors Title Co.	249	58,953
Kemper Corp.	312	20,729
Kinsale Capital Group, Inc.	376	174,889
Lincoln National Corp.	3,236	102,614
MBIA, Inc.	7,109	45,924
Mercury General Corp.	350	23,268
Old Republic International Corp.	5,023	181,782
Oscar Health, Inc. - Class A (a)	1,166	15,671
Palomar Holdings, Inc. (a)	222	23,441
Primerica, Inc.	709	192,437
ProAssurance Corp. (a)	946	15,051
Reinsurance Group of America, Inc.	908	193,976
RenaissanceRe Holdings Ltd.	897	223,183
RLI Corp.	780	128,567
Ryan Specialty Holdings, Inc.	1,172	75,196
Safety Insurance Group, Inc.	338	27,851
Selective Insurance Group, Inc.	885	82,765
Stewart Information Services Corp.	1,050	70,865
The Hanover Insurance Group, Inc.	214	33,097
Tiptree, Inc.	2,443	50,961
United Fire Group, Inc.	757	21,537
Universal Insurance Holdings, Inc.	1,006	21,186
Unum Group	3,551	259,330
White Mountains Insurance Group Ltd.	26	50,572
		3,698,518

Interactive Media & Services - 0.7%
Cargurus, Inc. (a)	3,229	117,988
Cars.com, Inc. (a)	5,388	93,374
EverQuote, Inc. - Class A (a)	5,837	116,682
IAC, Inc. (a)	614	26,488
Match Group, Inc. (a)	2,589	84,686
MediaAlpha, Inc. - Class A (a)	1,795	20,265
Shutterstock, Inc.	931	28,256
TripAdvisor, Inc. (a)	2,363	34,901
TrueCar, Inc. (a)	18,058	67,356
Yelp, Inc. (a)	2,787	107,857
Ziff Davis, Inc. (a)	743	40,375
		738,228

IT Services - 1.1%
Amdocs Ltd.	1,967	167,470
ASGN, Inc. (a)	1,298	108,175
Backblaze, Inc. - Class A (a)	4,464	26,873
BigCommerce Holdings, Inc. (a)	4,945	30,263
Couchbase, Inc. (a)	2,156	33,612
DigitalOcean Holdings, Inc. (a)(b)	409	13,935
DXC Technology Co. (a)	4,873	97,363
Globant SA (a)(b)	352	75,476
Grid Dynamics Holdings, Inc. (a)	2,236	49,729
Information Services Group, Inc.	24,035	80,277
Kyndryl Holdings, Inc. (a)	3,201	110,755
Rackspace Technology, Inc. (a)	28,448	62,870
The Hackett Group, Inc.	4,254	130,683
Unisys Corp. (a)	19,576	123,916
		1,111,397

Leisure Products - 0.7%
Acushnet Holdings Corp.	1,131	80,392
Brunswick Corp.	1,021	66,038
Clarus Corp.	2,541	11,460
Funko, Inc. - Class A (a)	2,813	37,666
Hasbro, Inc.	799	44,672
JAKKS Pacific, Inc. (a)	1,932	54,386
Johnson Outdoors, Inc. - Class A	509	16,797
Marine Products Corp.	3,358	30,793
Mattel, Inc. (a)	6,336	112,337
Peloton Interactive, Inc. - Class A (a)	6,306	54,862
Polaris, Inc. (b)	784	45,174
Revelyst, Inc. (a)	2,451	47,133
Smith & Wesson Brands, Inc.	3,269	33,033
Sturm Ruger & Co., Inc.	817	28,897
YETI Holdings, Inc. (a)	1,720	66,237
		729,877

Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. - Class A (a)	1,974	28,347
Azenta, Inc. (a)	544	27,200
Bio-Rad Laboratories, Inc. - Class A - Class A (a)	263	86,398
Bio-Techne Corp.	1,517	109,269
Bruker Corp.	1,583	92,795
Charles River Laboratories International, Inc. (a)	503	92,854
ChromaDex Corp. (a)	13,763	73,013
Codexis, Inc. (a)	13,400	63,918
Fortrea Holdings, Inc. (a)	3,971	74,059
Harvard Bioscience, Inc. (a)	29,038	61,270
Medpace Holdings, Inc. (a)	446	148,175
Mesa Laboratories, Inc.	620	81,759
QIAGEN NV	1,715	76,369
Repligen Corp. (a)	123	17,705
		1,033,131

Machinery - 3.7%
AGCO Corp.	926	86,562
Alamo Group, Inc.	225	41,830
Allison Transmission Holdings, Inc.	1,469	158,740
Astec Industries, Inc.	506	17,002
Atmus Filtration Technologies, Inc.	927	36,320
Barnes Group, Inc.	840	39,698
Blue Bird Corp. (a)	909	35,115
Chart Industries, Inc. (a)	152	29,008
Columbus McKinnon Corp.	998	37,165
Crane Co.	734	111,384
Donaldson Co., Inc.	1,863	125,473
Energy Recovery, Inc. (a)	2,190	32,193
Enerpac Tool Group Corp.	986	40,515
Enpro, Inc.	178	30,696
Esab Corp.	1,068	128,096
Federal Signal Corp.	753	69,570
Flowserve Corp.	1,122	64,537
Franklin Electric Co., Inc.	799	77,863
Gates Industrial Corp. PLC (a)	3,873	79,668
Graco, Inc.	1,747	147,255
Helios Technologies, Inc.	264	11,785
ITT, Inc.	640	91,443
Kadant, Inc.	293	101,082
Kennametal, Inc.	1,046	25,125
Lincoln Electric Holdings, Inc.	734	137,603
Lindsay Corp.	154	18,220
Manitowoc Co., Inc. (a)	2,113	19,292
Middleby Corp. (a)	514	69,621
Mueller Industries, Inc.	3,391	269,110
Mueller Water Products, Inc. - Class A	1,838	41,355
Nordson Corp.	671	140,400
Omega Flex, Inc.	828	34,751
Oshkosh Corp.	318	30,232
Pentair PLC	1,428	143,714
Proto Labs, Inc. (a)	1,071	41,865
RBC Bearings, Inc. (a)	143	42,777
REV Group, Inc.	2,094	66,736
Shyft Group, Inc.	2,159	25,347
Snap-on, Inc.	955	324,203
SPX Technologies, Inc. (a)	526	76,543
Standex International Corp.	343	64,138
Tennant Co.	686	55,930
Terex Corp.	1,738	80,330
Timken Co.	970	69,229
Titan International, Inc. (a)	4,666	31,682
Toro Co.	1,184	94,838
Wabash National Corp.	1,575	26,980
Watts Water Technologies, Inc. - Class A	510	103,683
		3,626,704

Marine - 0.0%(d)
Costamere, Inc.	1,812	23,284

Marine Transportation - 0.3%
Genco Shipping & Trading Ltd.	1,304	18,178
Golden Ocean Group Ltd.	1,577	14,130
Kirby Corp. (a)	747	79,032
Matson, Inc.	927	124,997
Safe Bulkers, Inc.	7,050	25,168
		261,505

Media - 1.0%
Advantage Solutions, Inc. (a)	5,242	15,307
AMC Networks, Inc. - Class A (a)	2,001	19,810
EchoStar Corp. - Class A (a)	1,814	41,540
Entravision Communications Corp. - Class A	7,233	16,997
Gambling.com Group Ltd. (a)	2,882	40,578
Gannett Co., Inc. (a)	11,078	56,055
Gray Television, Inc.	7,102	22,371
Interpublic Group of Cos., Inc.	2,589	72,544
John Wiley & Sons, Inc. - Class A	870	38,028
New York Times Co. - Class A	2,353	122,474
News Corp. - Class A	5,686	156,592
News Corp. - Class B (b)	2,667	81,157
Nexstar Media Group, Inc. (b)	543	85,778
Paramount Global - Class B (b)	2,954	30,899
Scholastic Corp.	1,467	31,291
Sinclair, Inc.	1,227	19,804
TEGNA, Inc.	3,522	64,417
Thryv Holdings, Inc. (a)	2,391	35,387
		951,029

Metals & Mining - 1.3%
Alcoa Corp.	952	35,967
Alpha Metallurgical Resources, Inc. (a)	598	119,672
Arch Resources, Inc.	377	53,240
ATI, Inc. (a)	1,039	57,187
Carpenter Technology Corp.	447	75,860
Cleveland-Cliffs, Inc. (a)	7,409	69,645
Coeur Mining, Inc. (a)	2,885	16,502
Commercial Metals Co.	1,993	98,853
Constellium SE (a)	1,797	18,455
Metallus, Inc. (a)	3,561	50,317
Olympic Steel, Inc.	2,390	78,416
Reliance, Inc.	893	240,449
Royal Gold, Inc.	223	29,403
Ryerson Holding Corp.	4,122	76,298
SSR Mining, Inc. (a)	5,509	38,343
SunCoke Energy, Inc.	6,980	74,686
United States Steel Corp.	2,554	86,810
Warrior Met Coal, Inc.	814	44,151
Worthington Steel, Inc.	570	18,137
		1,282,391

Multi-Utilities - 0.1%
Black Hills Corp.	625	36,575
NiSource, Inc.	1,998	73,446
		110,021

Oil, Gas & Consumable Fuels - 2.3%
Altus Midstream Co. - Class A	364	20,642
Amplify Energy Corp. (a)	3,973	23,838
Antero Midstream Corp.	2,675	40,366
Antero Resources Corp. (a)	1,267	44,408
APA Corp. (b)	4,787	110,532
Berry Corp.	3,275	13,526
California Resources Corp.	510	26,464
Chesapeake Energy Corp.	967	96,265
Chord Energy Corp.	617	72,140
Civitas Resources, Inc.	657	30,137
CNX Resources Corp. (a)	2,890	105,976
CONSOL Energy, Inc.	1,019	108,707
DHT Holdings, Inc.	1,922	17,855
Dorian LPG, Ltd.	1,355	33,021
DT Midstream, Inc.	553	54,985
EQT Corp.	3,412	157,327
Golar LNG, Ltd.	585	24,757
Gulfport Energy Corp. (a)	337	62,075
HF Sinclair Corp.	2,157	75,603
International Seaways, Inc.	803	28,860
Magnolia Oil & Gas Corp. - Class A	2,659	62,167
Matador Resources Co.	1,389	78,145
Murphy Oil Corp.	2,140	64,756
Northern Oil & Gas, Inc. (b)	1,224	45,484
Ovintiv, Inc.	2,551	103,316
Par Pacific Holdings, Inc. (a)	1,042	17,078
PBF Energy, Inc. - Class A	2,526	67,065
Peabody Energy Corp.	1,963	41,105
Permian Resources Corp.	5,097	73,295
Range Resources Corp.	994	35,764
REX American Resources Corp. (a)	469	19,553
Scorpio Tankers, Inc.	746	37,069
SFL Corp. Ltd.	1,340	13,695
Sitio Royalties Corp. - Class A	575	11,029
SM Energy Co.	2,178	84,419
Teekay Corp. Ltd.	8,927	61,864
Teekay Tankers Ltd.	402	15,996
Texas Pacific Land Corp. (b)	160	176,954
VAALCO Energy, Inc.	6,919	30,236
Viper Energy, Inc.	485	23,799
World Kinect Corp.	1,496	41,155
		2,251,428

Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	1,153	34,325
Louisiana-Pacific Corp.	955	98,890
Resolute Forest Products (a)(c)	2,770	3,933
Sylvamo Corp.	522	41,249
		178,397

Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	570	36,907
American Airlines Group, Inc. (a)	1,209	21,073
SkyWest, Inc. (a)	750	75,098
		133,078

Personal Care Products - 0.8%
Beauty Health Co. (a)	13,442	21,373
BellRing Brands, Inc. (a)	2,756	207,637
Coty, Inc. - Class A (a)	3,902	27,158
Edgewell Personal Care Co.	994	33,398
elf Beauty, Inc. (a)	1,121	140,742
Herbalife Ltd. (a)	5,057	33,831
Inter Parfums, Inc.	658	86,534
Medifast, Inc. (a)	1,580	27,840
Nature's Sunshine Products, Inc. (a)	4,728	69,313
Nu Skin Enterprises, Inc. - Class A	2,865	19,740
The Honest Co., Inc. (a)	9,882	68,482
USANA Health Sciences, Inc. (a)	1,160	41,632
Waldencast PLC (a)	4,974	19,995
		797,675

Pharmaceuticals - 1.9%
Amneal Pharmaceuticals, Inc. (a)	23,604	186,944
Amphastar Pharmaceuticals, Inc. (a)	1,769	65,683
ANI Pharmaceuticals, Inc. (a)	1,253	69,266
Axsome Therapeutics, Inc. (a)	228	19,291
Collegium Pharmaceutical, Inc. (a)	4,593	131,589
Corcept Therapeutics, Inc. (a)(b)	3,820	192,490
Edgewise Therapeutics, Inc. (a)	744	19,865
Elanco Animal Health, Inc. (a)	8,582	103,928
Evolus, Inc. (a)	4,666	51,512
Harmony Biosciences Holdings, Inc. (a)	3,563	122,603
Innoviva, Inc. (a)	6,648	115,343
Intra-Cellular Therapies, Inc. (a)	1,119	93,459
Jazz Pharmaceuticals PLC (a)	1,201	147,903
Ligand Pharmaceuticals, Inc. (a)	161	17,251
Organon & Co. (b)	999	14,905
Pacira BioSciences, Inc. (a)	4,382	82,557
Perrigo Co. PLC	3,371	86,668
Phibro Animal Health Corp. - Class A	2,506	52,626
Prestige Consumer Healthcare, Inc. (a)	1,754	136,970
SIGA Technologies, Inc.	13,793	82,896
Supernus Pharmaceuticals, Inc. (a)	3,648	131,912
		1,925,661

Professional Services - 2.4%
Alight, Inc. - Class A	4,212	29,147
CACI International, Inc. - Class A (a)	439	177,382
CBIZ, Inc. (a)	888	72,665
Concentrix Corp. (b)	1,007	43,573
Conduent, Inc. (a)	7,299	29,488
CRA International, Inc.	352	65,894
CSG Systems International, Inc.	1,736	88,727
Dayforce, Inc. (a)	271	19,685
ExlService Holdings, Inc. (a)	1,187	52,679
Exponent, Inc.	177	15,771
Forrester Research, Inc. (a)	1,411	22,110
Franklin Covey Co. (a)	1,236	46,449
FTI Consulting, Inc. (a)	526	100,534
Genpact, Ltd.	3,389	145,558
Huron Consulting Group, Inc. (a)	648	80,520
IBEX Holdings Ltd. (a)	3,989	85,724
ICF International, Inc.	520	61,989
Innodata, Inc. (a)	3,798	150,097
Insperity, Inc. (b)	705	54,645
KBR, Inc.	1,478	85,621
Kelly Services, Inc. - Class A	1,821	25,385
Kforce, Inc.	1,318	74,731
Korn Ferry	850	57,333
Legalzoom.com, Inc. (a)	5,393	40,501
ManpowerGroup, Inc.	903	52,121
Maximus, Inc.	1,068	79,726
NV5 Global, Inc. (a)	2,000	37,680
Parsons Corp. (a)	1,112	102,582
Resources Connection, Inc.	3,696	31,527
Robert Half, Inc.	2,408	169,668
Science Applications International Corp.	578	64,609
TriNet Group, Inc.	451	40,937
TrueBlue, Inc. (a)	3,068	25,771
Upwork, Inc. (a)	3,333	54,495
Verra Mobility Corp. (a)	2,139	51,721
Willdan Group, Inc. (a)	837	31,881
		2,368,926

Real Estate Management & Development - 0.4%
Anywhere Real Estate, Inc. (a)	4,807	15,863
Compass, Inc. - Class A (a)	8,613	50,386
Cushman & Wakefield PLC (a)	4,494	58,782
eXp World Holdings, Inc.	6,875	79,131
Jones Lang LaSalle, Inc. (a)	523	132,392
Newmark Group, Inc. - Class A	1,285	16,461
Real Brokerage, Inc. (a)	8,414	38,704
Zillow Group, Inc. - Class C (a)	354	26,214
		417,933

Semiconductors & Semiconductor Equipment - 1.4%
Allegro MicroSystems, Inc. (a)	2,084	45,556
Amkor Technology, Inc.	2,893	74,321
Axcelis Technologies, Inc. (a)	848	59,250
CEVA, Inc. (a)	561	17,700
Cirrus Logic, Inc. (a)	1,392	138,615
Credo Technology Group Holding Ltd. (a)	1,130	75,947
FormFactor, Inc. (a)	1,162	51,128
Impinj, Inc. (a)	671	97,469
Lattice Semiconductor Corp. (a)	2,076	117,605
MACOM Technology Solutions Holdings, Inc. (a)	501	65,085
MaxLinear, Inc. (a)	1,969	38,947
MKS Instruments, Inc.	578	60,337
NVE Corp.	310	25,243
Onto Innovation, Inc. (a)	453	75,502
PDF Solutions, Inc. (a)	904	24,480
Photronics, Inc. (a)	2,901	68,348
Power Integrations, Inc.	603	37,205
Qorvo, Inc. (a)	805	56,294
Rambus, Inc. (a)	1,739	91,924
Semtech Corp. (a)	316	19,545
SMART Global Holdings, Inc. (a)	2,529	48,532
Ultra Clean Holdings, Inc. (a)	1,006	36,166
Universal Display Corp.	437	63,889
Veeco Instruments, Inc. (a)	1,045	28,006
		1,417,094

Software - 6.6%
8x8, Inc. (a)	39,284	104,888
A10 Networks, Inc.	7,306	134,430
ACI Worldwide, Inc. (a)	2,080	107,973
Adeia, Inc.	6,699	93,652
Agilysys, Inc. (a)	760	100,100
Alarm.com Holdings, Inc. (a)	959	58,307
Altair Engineering, Inc. - Class A (a)	1,157	126,240
American Software, Inc. - Class A	2,127	23,567
Appfolio, Inc. - Class A (a)	601	148,279
Appian Corp. - Class A (a)	1,178	38,850
Arteris, Inc. (a)	2,607	26,565
Asana, Inc. - Class A (a)	1,874	37,986
Aspen Technology, Inc. (a)	239	59,662
AudioEye, Inc. (a)	2,019	30,709
Aurora Innovation, Inc. (a)	2,780	17,514
AvePoint, Inc. (a)	1,121	18,508
Bentley Systems, Inc. - Class B	1,396	65,193
BILL Holdings, Inc. (a)	654	55,400
Blackbaud, Inc. (a)	909	67,193
Box, Inc. - Class A - Class A (a)	3,874	122,418
Braze, Inc. - Class A (a)	587	24,584
C3.ai, Inc. - Class A (a)	1,019	35,084
CCC Intelligent Solutions Holdings, Inc. (a)	1,668	19,566
Cerence, Inc. (a)(b)	13,178	103,447
Cleanspark, Inc. (a)	2,066	19,028
Clearwater Analytics Holdings, Inc. - Class A (a)	1,514	41,665
CommVault Systems, Inc. (a)	1,476	222,743
Confluent, Inc. - Class A (a)	1,776	49,657
Consensus Cloud Solutions, Inc. (a)	3,542	84,512
CS Disco, Inc. (a)	4,971	24,805
Dave, Inc. (a)	1,244	108,129
Digital Turbine, Inc. (a)	20,724	35,024
Dolby Laboratories, Inc. - Class A	1,199	93,642
Domo, Inc. - Class B (a)	5,093	36,058
DoubleVerify Holdings, Inc. (a)	1,295	24,877
Dropbox, Inc. - Class A (a)	6,270	188,351
Dynatrace, Inc. (a)	2,825	153,539
eGain Corp. (a)	11,137	69,384
Elastic NV (a)	890	88,181
EverCommerce, Inc. (a)	3,066	33,757
Five9, Inc. (a)	421	17,109
Freshworks, Inc. - Class A (a)	1,890	30,561
Gen Digital, Inc.	5,804	158,914
Gitlab, Inc. - Class A (a)	785	44,235
Guidewire Software, Inc. (a)	483	81,424
HashiCorp, Inc. - Class A (a)	583	19,944
Informatica, Inc. - Class A (a)	1,092	28,316
InterDigital, Inc.	366	70,902
LiveRamp Holdings, Inc. (a)	2,275	69,092
Manhattan Associates, Inc. (a)	1,209	326,720
MARA Holdings, Inc. (a)	1,045	17,525
Mitek Systems, Inc. (a)	4,010	44,631
N-able, Inc. (a)	2,046	19,110
NCR Voyix Corp. (a)	3,210	44,426
Nutanix, Inc. - Class A (a)	3,423	209,419
OneSpan, Inc. (a)	3,484	64,593
Ooma, Inc. (a)	6,453	90,729
Pagaya Technologies Ltd. - Class A (a)	6,179	57,403
PagerDuty, Inc. (a)	1,038	18,954
Paylocity Holding Corp. (a)	102	20,346
Pegasystems, Inc.	1,362	126,938
Procore Technologies, Inc. (a)	1,205	90,291
Progress Software Corp.	1,970	128,346
PROS Holdings, Inc. (a)	695	15,262
Q2 Holdings, Inc. (a)	485	48,815
Qualys, Inc. (a)	683	95,770
Rapid7, Inc. (a)	1,025	41,236
Red Violet, Inc. (a)	1,974	71,459
Rimini Street, Inc. (a)	18,493	49,376
RingCentral, Inc. - Class A (a)	3,447	120,680
Sapiens International Corp. NV	1,100	29,557
SEMrush Holdings, Inc. - Class A (a)	4,580	54,410
SentinelOne, Inc. - Class A (a)	2,064	45,821
Smartsheet, Inc. - Class A (a)	2,281	127,804
SolarWinds Corp.	2,815	40,114
SoundHound AI, Inc. - Class A (a)	955	18,947
SoundThinking, Inc. (a)	5,354	69,923
Sprinklr, Inc. - Class A (a)	3,247	27,437
Sprout Social, Inc. - Class A (a)	1,428	43,854
SPS Commerce, Inc. (a)	662	121,801
Tenable Holdings, Inc. (a)	1,579	62,181
Teradata Corp. (a)	3,443	107,250
UiPath, Inc. - Class A (a)	3,373	42,871
Unity Software, Inc. (a)	1,171	26,312
Varonis Systems, Inc. (a)	2,078	92,326
Verint Systems, Inc. (a)	2,616	71,809
WM Technology, Inc. (a)	28,902	39,885
Workiva, Inc. (a)(b)	1,004	109,938
Xperi, Inc. (a)	4,734	48,618
Yext, Inc. (a)	15,627	99,388
Zeta Global Holdings Corp. - Class A (a)	7,266	130,715
Zuora, Inc. - Class A (a)	3,228	32,022
		6,558,976

Specialty Retail - 5.2%
1-800-Flowers.com, Inc. - Class A (a)	6,701	54,747
Abercrombie & Fitch Co. - Class A (a)	1,559	233,024
Academy Sports & Outdoors, Inc.	2,579	148,370
Advance Auto Parts, Inc.	795	37,596
aka Brands Holding Corp. (a)	496	9,285
American Eagle Outfitters, Inc.	4,971	82,867
Arhaus, Inc.	1,170	10,998
Asbury Automotive Group, Inc. (a)(b)	318	77,284
AutoNation, Inc. (a)	789	134,004
BARK, Inc. (a)	48,197	88,682
Bath & Body Works, Inc.	4,192	162,524
Boot Barn Holdings, Inc. (a)(b)	837	127,073
Build-A-Bear Workshop, Inc.	2,827	130,155
Caleres, Inc.	4,189	97,017
Camping World Holdings, Inc. - Class A	1,919	40,453
Carvana Co. (a)	826	167,975
Citi Trends, Inc. (a)	1,414	37,118
Designer Brands, Inc. - Class A	4,179	22,316
Destination XL Group, Inc. (a)	9,912	26,663
Dick's Sporting Goods, Inc.	1,401	320,605
EVgo, Inc. (a)	11,660	47,223
Five Below, Inc. (a)	515	54,054
Floor & Decor Holdings, Inc. - Class A (a)	1,440	143,568
Foot Locker, Inc. (a)	1,866	40,604
GameStop Corp. - Class A (a)	1,847	57,885
Gap, Inc.	5,586	131,997
Genesco, Inc. (a)	1,793	76,651
Group 1 Automotive, Inc.	464	195,567
Haverty Furniture Cos., Inc.	2,397	53,357
J Jill, Inc.	1,770	48,887
Lands' End, Inc. (a)	3,825	50,261
Leslie's, Inc. (a)	8,848	19,731
Lithia Motors, Inc.	238	85,068
MarineMax, Inc. (a)	1,023	29,616
Monro, Inc.	794	19,691
Murphy USA, Inc.	563	282,485
National Vision Holdings, Inc. (a)	2,980	31,052
ODP Corp. (a)	2,017	45,867
Penske Automotive Group, Inc.	705	107,470
Petco Health & Wellness Co., Inc. (a)	5,493	20,928
RealReal, Inc. (a)(b)	11,943	130,537
Revolve Group, Inc. (a)	3,524	118,019
RH (a)	241	94,855
Sally Beauty Holdings, Inc. (a)	5,338	55,782
Shoe Carnival, Inc.	2,422	80,120
Signet Jewelers Ltd.	1,961	158,272
Sleep Number Corp. (a)	3,665	55,855
Sonic Automotive, Inc. - Class A	1,367	86,599
Stitch Fix, Inc. - Class A (a)	15,097	65,068
The Buckle, Inc.	1,628	82,719
Tile Shop Holdings, Inc. (a)	5,677	39,342
Tilly's, Inc. - Class A (a)	4,339	18,441
Torrid Holdings, Inc. (a)	9,247	48,362
Upbound Group, Inc.	2,702	78,817
Urban Outfitters, Inc. (a)	2,024	111,077
Valvoline, Inc. (a)	440	15,919
Victoria's Secret & Co. (a)	2,718	112,580
Warby Parker, Inc. - Class A (a)	2,839	68,732
Wayfair, Inc. - Class A (a)	1,526	67,632
Winmark Corp.	330	129,713
Zumiez, Inc. (a)	2,120	40,640
		5,209,799

Technology Hardware, Storage & Peripherals - 0.4%
CPI Card Group, Inc. (a)	1,798	53,742
IonQ, Inc. (a)(b)	550	22,974
Pure Storage, Inc. - Class A (a)	5,014	308,010
Turtle Beach Corp. (a)	2,153	37,268
Xerox Holdings Corp.	2,946	24,835
		446,829

Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd. (a)	2,615	55,072
Carter's, Inc.	737	39,938
Columbia Sportswear Co. (b)	588	49,351
Crocs, Inc. (a)	1,334	146,113
Figs, Inc. - Class A (a)	8,515	52,708
G-III Apparel Group, Ltd. (a)	2,482	80,963
Hanesbrands, Inc. (a)	5,673	46,178
Kontoor Brands, Inc.	2,060	175,945
Movado Group, Inc.	1,895	37,294
Oxford Industries, Inc.	970	76,417
PVH Corp.	1,411	149,213
Ralph Lauren Corp.	996	230,056
Rocky Brands, Inc.	830	18,924
Skechers USA, Inc. - Class A (a)	2,516	169,176
Steven Madden, Ltd.	1,971	83,807
Superior Group of Cos., Inc.	961	15,885
Tapestry, Inc.	4,547	297,055
Under Armour, Inc. - Class A (a)	6,655	55,103
Under Armour, Inc. - Class C (a)	7,580	56,547
Vera Bradley, Inc. (a)	6,063	23,827
VF Corp.	4,076	87,471
Wolverine World Wide, Inc. (b)	2,333	51,793
		1,998,836

Tobacco - 0.1%
Turning Point Brands, Inc.	990	59,499
Universal Corp.	217	11,900
		71,399

Trading Companies & Distributors - 2.7%
Air Lease Corp. (b)	397	19,139
Alta Equipment Group, Inc.	2,166	14,166
Applied Industrial Technologies, Inc.	878	210,255
Beacon Roofing Supply, Inc. (a)	1,572	159,684
BlueLinx Holdings, Inc. (a)	1,174	119,936
Boise Cascade Co.	1,286	152,854
Core & Main, Inc. - Class A (a)	2,449	124,678
DNOW, Inc. (a)	6,286	81,781
DXP Enterprises, Inc. (a)	2,406	198,784
FTAI Aviation Ltd.	803	115,664
GATX Corp.	143	22,159
Global Industrial Co.	2,319	57,488
GMS, Inc. (a)	2,224	188,662
H&E Equipment Services, Inc.	773	37,846
Herc Holdings, Inc.	107	20,258
Hudson Technologies, Inc. (a)	9,305	51,922
Karat Packaging, Inc.	3,893	117,802
MRC Global, Inc. (a)	4,114	52,577
MSC Industrial Direct Co., Inc. - Class A	1,485	110,915
Rush Enterprises, Inc. - Class A	2,159	118,291
Rush Enterprises, Inc. - Class B	1,334	72,623
SiteOne Landscape Supply, Inc. (a)	1,014	133,615
Titan Machinery, Inc. (a)	883	12,477
Transcat, Inc. (a)	650	68,731
Watsco, Inc.	519	245,949
WESCO International, Inc.	988	178,788
Xometry, Inc. - Class A (a)	1,003	42,788
		2,729,832

Water Utilities - 0.1%
Consolidated Water Co., Ltd. - Ordinary Shares	1,753	45,385
Essential Utilities, Inc.	597	21,683
		67,068

Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,713	21,948
Telephone and Data Systems, Inc.	1,576	53,757
		75,705
TOTAL COMMON STOCKS (Cost $56,807,655)		91,266,928

REAL ESTATE INVESTMENT TRUSTS - 4.4%	Shares	Value
Real Estate Investment Trusts - 4.4%
Acadia Realty Trust (b)	2,287	55,254
AGNC Investment Corp. (b)	7,189	66,211
Agree Realty Corp.	426	30,012
Alpine Income Property Trust, Inc.	1,209	20,299
American Assets Trust, Inc.	1,061	27,862
American Homes 4 Rent - Class A	1,957	73,231
Americold Realty Trust, Inc.	2,436	52,130
Angel Oak Mortgage REIT, Inc.	2,178	20,212
Annaly Capital Management, Inc. (b)	2,467	45,146
Apple Hospitality REIT, Inc.	4,194	64,378
Arbor Realty Trust, Inc. (b)	4,100	56,785
ARMOUR Residential REIT, Inc.	1,078	20,331
Braemar Hotels & Resorts, Inc.	15,405	46,215
Brandywine Realty Trust	9,291	52,030
Brixmor Property Group, Inc.	3,226	89,812
Broadstone Net Lease, Inc.	1,219	19,333
BXP, Inc. (b)	1,332	99,048
Camden Property Trust	904	104,900
CareTrust REIT, Inc.	736	19,909
CBL & Associates Properties, Inc.	1,596	46,938
Chatham Lodging Trust	4,458	39,899
Chimera Investment Corp.	2,095	29,330
City Office REIT, Inc.	8,788	48,510
COPT Defense Properties	1,579	48,870
CoreCivic, Inc. (a)	4,177	90,808
Cousins Properties, Inc.	2,150	65,876
CubeSmart	1,052	45,078
Curbline Properties Corp.	1,658	38,499
DiamondRock Hospitality Co. (b)	5,323	48,067
Diversified Healthcare Trust	22,321	51,338
Douglas Emmett, Inc. (b)	2,470	45,843
Easterly Government Properties, Inc.	1,798	20,425
EastGroup Properties, Inc.	104	16,691
Empire State Realty Trust, Inc. - Class A	5,645	58,256
EPR Properties	860	38,081
Equity LifeStyle Properties, Inc.	390	25,974
Essential Properties Realty Trust, Inc.	674	21,083
Federal Realty Investment Trust	346	38,735
First Industrial Realty Trust, Inc.	353	17,696
Franklin BSP Realty Trust, Inc.	1,589	19,926
Franklin Street Properties Corp.	17,914	32,783
Gaming and Leisure Properties, Inc.	1,034	49,797
GEO Group, Inc. (a)	4,402	123,168
Gladstone Commercial Corp.	1,216	19,748
Healthcare Realty Trust, Inc.	1,670	28,307
Highwoods Properties, Inc.	1,400	42,812
Host Hotels & Resorts, Inc.	7,041	123,358
Hudson Pacific Properties, Inc.	19,638	59,503
Independence Realty Trust, Inc.	1,665	33,034
Industrial Logistics Properties Trust	7,822	28,550
Innovative Industrial Properties, Inc.	172	11,462
Invesco Mortgage Capital, Inc.	2,434	19,594
JBG SMITH Properties	1,544	23,731
Kilroy Realty Corp. (b)	1,696	68,603
Kimco Realty Corp.	4,929	115,486
Kite Realty Group Trust	1,948	49,168
Lamar Advertising Co. - Class A	386	46,992
Macerich Co. (b)	3,742	74,541
MFA Financial, Inc.	2,257	22,999
National Health Investors, Inc.	274	18,988
National Storage Affiliates Trust (b)	401	15,202
NET Lease Office Properties	1,391	43,413
NexPoint Residential Trust, Inc.	394	16,449
NNN REIT, Inc.	854	34,886
Omega Healthcare Investors, Inc.	1,106	41,862
Orchid Island Capital, Inc. (b)	2,542	19,777
Orion Office REIT, Inc.	13,202	48,979
Paramount Group, Inc.	9,599	47,419
Park Hotels & Resorts, Inc. (b)	2,989	42,055
Pebblebrook Hotel Trust	3,629	49,173
PennyMac Mortgage Investment Trust	1,361	17,135
Phillips Edison & Co., Inc.	388	14,534
Piedmont Office Realty Trust, Inc. - Class A	4,997	45,723
Plymouth Industrial REIT, Inc.	1,019	18,138
Postal Realty Trust, Inc. - Class A	1,113	14,525
Ready Capital Corp.	2,811	19,171
Redwood Trust, Inc.	2,971	19,401
Regency Centers Corp.	1,209	89,381
Retail Opportunity Investments Corp.	1,973	34,251
Rexford Industrial Realty, Inc.	361	13,956
Rithm Capital Corp. (b)	9,829	106,448
RLJ Lodging Trust	5,076	51,826
Ryman Hospitality Properties, Inc. (b)	471	49,144
Sabra Health Care REIT, Inc.	2,930	50,748
Service Properties Trust	21,371	54,282
SITE Centers Corp.	2,461	37,629
SL Green Realty Corp. (b)	439	29,817
STAG Industrial, Inc.	500	16,910
Starwood Property Trust, Inc.	3,266	61,891
Summit Hotel Properties, Inc.	6,952	47,621
Sunstone Hotel Investors, Inc.	3,469	41,073
Tanger, Inc.	1,669	56,963
Uniti Group, Inc.	6,875	37,812
Urban Edge Properties	1,406	30,229
Veris Residential, Inc.	1,260	20,954
Vornado Realty Trust	2,380	100,055
Whitestone REIT	3,895	55,192
Xenia Hotels & Resorts, Inc.	3,015	44,803
		4,350,472
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,381,793)		4,350,472

INVESTMENT COMPANIES - 3.3%	Shares	Value
International Equity Funds - 3.3%
Vanguard Extended Market ETF (b)	17,162	3,260,437
TOTAL INVESTMENT COMPANIES (Cost $2,495,377)		3,260,437

SHORT-TERM INVESTMENTS - 6.2%		Value
Investments Purchased with Proceeds from Securities Lending - 5.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (e)	5,819,233	5,819,233

Money Market Funds - 0.3%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (e)	341,906	341,906
TOTAL SHORT-TERM INVESTMENTS (Cost $6,161,139)		6,161,139

TOTAL INVESTMENTS - 105.8% (Cost $69,845,964)		105,038,976
Liabilities in Excess of Other Assets - (5.8)%		(5,745,221)
TOTAL NET ASSETS - 100.0%		$99,293,755
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $5,674,347 which represented 5.7% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,013 or 0.0% of net assets as of December 31, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.